FAIR VALUE MEASUREMENTS - Financial assets and liabilities that have been measured at fair value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Liabilities:
Movements in to level 3	$ 0
Movement out of level 3	0
Warrant liability	1,372
Total liabilities	1,372
Significant Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	1,372
Total liabilities	$ 1,372